Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies
Basis of presentation of the financial statements
a.	Basis of presentation of the financial statements:

These financial statements have been prepared in accordance with IFRS, as issued by the International Accounting Standards Board ("IASB").

The Group's financial statements have been prepared on a cost basis, unless otherwise indicated.

The Group has elected to present the profit or loss items using the function of expense method.

The financial statements are presented in USD and all values are rounded to the nearest thousand ('000), except when otherwise indicated.

The operating cycle
b.	The operating cycle:
The operating cycle of the Group is one year.
Consolidated financial statements

c.	Consolidated financial statements:

The consolidated financial statements comprise the financial statements of companies that are controlled by the Company (Subsidiaries). Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Potential voting rights are considered when assessing whether an entity has control. The consolidation of the financial statements commences on the date on which control is obtained and ends when such control ceases.

The financial statements of the Company and of the Subsidiaries are prepared as of the same dates and periods. The consolidated financial statements are prepared using uniform accounting policies by all companies in the Group. Significant intragroup balances and transactions and gains or losses resulting from intragroup transactions are eliminated in full in the consolidated financial statements.

Non-controlling interests in subsidiaries represent the equity in subsidiaries not attributable, directly or indirectly, to a parent. Non-controlling interests are presented in equity separately from the equity attributable to the equity holders of the Company. Profit or loss and components of other comprehensive income are attributed to the Company and to non-controlling interests. Losses are attributed to non-controlling interests even if they result in a negative balance of non-controlling interests in the consolidated statement of financial position.

Functional currency and foreign currency

d.	Functional currency and foreign currency:

Effective on October 1, 2018, due to changes in certain economic facts and circumstances that indicate that the functional currency has changed from NIS to USD, the Company changed its functional currency from NIS to the USD. The Company accounted for the change in functional currency prospectively.

The Company's management believes that since October 1, 2018, the USD is the primary currency of the economic environment in which the Company operates. Thus, the functional and reporting currency of the Company is the USD. In determining the appropriate functional currency that should be used, the Company followed the guidance in IAS 21.

As of October 1, 2018, all the Company's assets and liabilities were translated using the current rate method, using the USD exchange rate as of September 30, 2018, and equity was translated using the historical exchange rate at the relevant transaction date.

Until October 1, 2018, the financial statements were translated as follows:

a)	Assets and liabilities at the end of each reporting period (including comparative data) are translated at the closing rate at the end of the reporting period;

b)	Income and expenses for each period included in profit or loss (including comparative data) is translated at average exchange rates for the relevant periods; however, if exchange rates fluctuate significantly, income and expenses are translated at the exchange rates at the date of the transactions;

c)	Share capital, capital reserves and other changes in capital are translated at the exchange rate prevailing at the date of incurrence or at average exchange rates for the relevant periods;

d)	Retained earnings are translated based on the opening balance translated at the exchange rate at that date; and

e)	All resulting translation differences are recognized as a separate component of other comprehensive income (loss) in equity "foreign currency translation reserve."

Transactions denominated in foreign currency (other than the functional currency) are recorded on initial recognition at the exchange rate at the date of the transaction. After initial recognition, monetary assets and liabilities denominated in foreign currency are translated at each reporting date into the functional currency at the exchange rate at that date. Non-monetary assets and liabilities denominated in foreign currency and measured at fair value are retranslated into the functional currency using the exchange rate prevailing at the date when the fair value was determined. Non-monetary assets and liabilities measured at cost are translated at the exchange rate at the date of the transaction.

The functional currency of THR is the USD as well.

Business combinations and goodwill
e.	Business combinations and goodwill:

Business combinations are accounted for by applying the acquisition method. The cost of the acquisition is measured at the fair value of the consideration transferred on the acquisition date with the addition of non-controlling interests in the acquiree. In each business combination, the Company chooses whether to measure the non-controlling interests in the acquiree based on their fair value on the acquisition date or at their proportionate share in the fair value of the acquiree's net identifiable assets.

Direct acquisition costs are carried to the statement of profit or loss as incurred.

Goodwill is initially measured at cost which represents the excess of the acquisition consideration and the amount of non-controlling interests over the net identifiable assets acquired and liabilities assumed. If the resulting amount is negative, the acquirer recognizes the resulting gain on the acquisition date.

Cash equivalents
f.	Cash equivalents:

Cash equivalents are considered as highly liquid investments, including unrestricted short-term bank deposits with an original maturity of three months or less from the date of investment or with a maturity of more than three months, but which are redeemable on demand without penalty and which form part of the Group's cash management.

Restricted deposit
g.	Restricted deposit:

Restricted deposit is cash invested in a short-term deposit (between three months and one year) or in a long-term deposit (with a maturity of more than one year from the date of investment).

Restricted deposits are designated to secure the Company's office facilities lease agreements and its credit cards.

Government grants

h.	Government grants:

Government grants are recognized when there is reasonable assurance that the grants will be received and the Company will comply with the attached conditions. Government grants received from Israel's Innovation Authority (formerly: the Office of the Chief Scientist, the "IIA") are recognized upon receipt as a liability if future economic benefits are expected from the research project that will result in royalty-bearing sales.

A liability for the loan is first measured at fair value using a discount rate that reflects a market rate of interest. The difference between the amount of the grant received and the fair value of the liability is accounted for as a government grant and recognized as a reduction of research and development expenses. After initial recognition, the liability is measured at amortized cost using the effective interest method. Royalty payments are treated as a reduction of the liability.

If no economic benefits are expected from the research activity, the grant receipts are recognized as a reduction of the related research and development expenses. In that event, the royalty obligation is treated as a contingent liability in accordance with IAS 37, "Provisions, Contingent Liabilities and Contingent Assets" ("IAS 37"). In each reporting date, the Company evaluates whether there is reasonable assurance that the liability recognized, in whole or in part, will not be repaid (since the Company will not be required to pay royalties) based on the best estimate of future sales and using the original effective interest method, and if so, the appropriate amount of the liability is derecognized against a corresponding reduction in research and development expenses.

Amounts paid as royalties are recognized as settlement of the liability.

Fair value measurement
i.	Fair value measurement:

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurement is based on the assumption that the transaction will take place in the asset's or the liability's principal market, or in the absence of a principal market, in the most advantageous market.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

Fair value measurement of a non-financial asset takes into account a market participant's ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities measured at fair value or for which fair value is disclosed are categorized into levels within the fair value hierarchy based on the lowest level input that is significant to the entire fair value measurement:

Level 1	-	Quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2	-	Inputs other than quoted prices included within Level 1 that are observable directly or indirectly.
Level 3	-	Inputs that are not based on observable market data (valuation techniques which use inputs that are not based on observable market data).

Taxes on income
j.	Taxes on income:

Current or deferred taxes are recognized in profit or loss, except to the extent that they relate to items which are recognized in other comprehensive income or equity.

1.	Current taxes:

A current tax liability is measured using the tax rates and tax laws that have been enacted or substantively enacted by the reporting date as well as adjustments required in connection with the tax liability in respect of previous years.

2.	Deferred taxes:

Deferred taxes are computed in respect of temporary differences between the carrying amounts in the financial statements and the amounts attributed for tax purposes.

Deferred taxes are measured at the tax rate that is expected to apply when the asset is realized or the liability is settled, based on tax laws that have been enacted or substantively enacted by the reporting date.

Deferred tax assets are reviewed at each reporting date and reduced to the extent that it is not probable that they will be utilized. Deductible carryforward losses and temporary differences for which deferred tax assets had not been recognized are reviewed at each reporting date and a respective deferred tax asset is recognized to the extent that their utilization is probable.

Taxes that would apply in the event of the disposal of investments in investees have not been taken into account in computing deferred taxes, as long as the disposal of the investments in investees is not probable in the foreseeable future. Also, deferred taxes that would apply in the event of distribution of earnings by investees as dividends have not been taken into account in computing deferred taxes, since the distribution of dividends does not involve an additional tax liability or since it is the Company's policy not to initiate distribution of dividends from a subsidiary that would trigger an additional tax liability.

Taxes on income that relate to distributions of an equity instrument and to transaction costs of an equity transaction are accounted for pursuant to IAS 12, "Income Taxes" ("IAS 12").

Deferred taxes are offset if there is a legally enforceable right to offset a current tax asset against a current tax liability and the deferred taxes relate to the same taxpayer and the same taxation authority.

Leases
k.	Leases:

The criteria for classifying leases as finance or operating leases depend on the substance of the agreements and are made at the inception of the lease in accordance with the following principles as set out in IAS 17, "Leases" ("IAS 17").

The Group as lessee:

Leases in which substantially all the risks and rewards of ownership of the leased asset are not transferred to the Group are classified as operating leases. Lease payments are recognized as an expense in profit or loss on a straight-line basis over the lease term.

Property and equipment, net
l.	Property and equipment, net:

Property is measured at cost, including directly attributable costs, less accumulated depreciation, accumulated impairment losses and any related investment grants and excluding day-to-day servicing expenses.

Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

	%	Mainly %

Lab equipment	6-50	33%
Computers	33-50	33%
Office furniture and equipment	20-33	25%
Vehicles	55	-
Leasehold improvements	see below	-

Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including the extension option held by a company and intended to be exercised) and the expected life of the improvement.

The useful life, depreciation method and residual value of an asset are reviewed at least each year-end and any changes are accounted for prospectively as a change in accounting estimate. Depreciation of an asset ceases at the earlier of the date that the asset is classified as held for sale and the date that the asset is derecognized.

Intangible assets
m.	Intangible assets:

Separately acquired intangible assets are measured on initial recognition at cost including directly attributable costs. Intangible assets acquired in a business combination are measured at fair value at the acquisition date. Expenditures relating to internally generated intangible assets, excluding capitalized development costs, are recognized in profit or loss when incurred.

Intangible assets with a finite useful life are amortized over their useful life and reviewed for impairment whenever there is an indication that the asset may be impaired. The amortization period and the amortization method for an intangible asset are reviewed at least at each year end.

Impairment of non-financial assets
n.	Impairment of non-financial assets:

The Company evaluates the need to record an impairment of non-financial assets whenever events or changes in circumstances indicate that the carrying amount is not recoverable. If the carrying amount of non-financial assets exceeds their recoverable amount, the assets are reduced to their recoverable amount. The recoverable amount is the higher of fair value less costs of sale and value in use. In measuring value in use, the expected future cash flows are discounted using a pre-tax discount rate that reflects the risks specific to the asset. The recoverable amount of an asset that does not generate independent cash flows is determined for the cash-generating unit to which the asset belongs. Impairment losses are recognized in profit or loss.

Financial instruments

o.	Financial instruments:

In July 2014, the IASB issued the final and complete version of IFRS 9, "Financial Instruments" ("IFRS 9"), which replaces IAS 39, "Financial Instruments: Recognition and Measurement" ("IAS 39"). IFRS 9 mainly focuses on the classification and measurement of financial assets and it applies to all assets within the scope of IAS 39.

IFRS 9 has been applied for the first time on January 1, 2018, using the modified retrospective approach with certain reliefs and without restatement of comparative figures. After having evaluated the effects of the application of IFRS 9, the Group believes that the adoption has no material effect on the Group's financial statements.

The accounting policy for financial instruments applied until December 31, 2017, is as follows:

1.	Financial assets:

Financial assets within the scope of IAS 39 (accounts receivable) are initially recognized at fair value plus directly attributable transaction costs.

After initial recognition, accounts receivable are measured at amortized cost.

2.	Financial liabilities:

Financial liabilities are initially recognized at fair value. Loans and other liabilities measured at amortized cost are presented net of direct transaction costs.

After initial recognition, the accounting treatment of financial liabilities is based on their classification as follows:

Financial liabilities at amortized cost:

After initial recognition, loans and other liabilities are measured based on their terms at amortized cost less directly attributable transaction costs using the effective interest method.

3.	Offsetting of financial instruments:

Financial assets and financial liabilities are offset and the net amount is presented in the consolidated statement of financial position if there is a legal enforceable right to offset the recognized amounts and there is an intention either to settle on a net basis or to realize the asset and settle the liability simultaneously.

The right of offset must be legally enforceable not only during the ordinary course of business of the parties to the contract but also in the event of bankruptcy or insolvency of one of the parties. In order for the right of offset to be currently available, it must not be contingent on a future event, there may not be periods during which the right is not available, or there may not be any events that will cause the right to expire.

4.	Issue of a unit of securities:

The issue of a unit of securities involves the allocation of the proceeds received (before issuance expenses) to the securities issued in the unit based on the following order: financial derivatives and other financial instruments measured at fair value in each period. Then fair value is determined for financial liabilities that are measured at amortized cost. The proceeds allocated to equity instruments are determined to be the residual amount. Issuance costs are allocated to each component pro rata to the amounts determined for each component in the unit.

5.	Derecognition of financial instruments:

a) Financial assets - A financial asset is derecognized when the contractual rights to the cash flows from the financial asset expire or the Company has transferred its contractual rights to receive cash flows from the financial asset or assumes an obligation to pay the cash flows in full without material delay to a third party and has transferred substantially all the risks and rewards of the asset, or has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

b) Financial liabilities - A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires.

6.	Impairment of financial assets:

The Company assesses at each reporting date whether there is any objective evidence of impairment of a financial asset or group of financial assets as follows:

Financial assets carried at amortized cost

Objective evidence of impairment exists when one or more events that have occurred after initial recognition of the asset have a negative impact on the estimated future cash flows. The amount of the loss recorded in profit or loss is measured as the difference between the asset's carrying amount and the present value of estimated future cash flows (excluding future credit losses that have not yet been incurred) discounted at the financial asset's original effective interest rate. If the financial asset has a variable interest rate, the discount rate is the current effective interest rate. In a subsequent period, the amount of the impairment loss is reversed if the recovery of the asset can be related objectively to an event occurring after the impairment was recognized. The amount of the reversal, up to the amount of any previous impairment, is recorded in profit or loss.

The accounting policy, according to IFRS 9, for financial instruments applied commencing from January 1, 2018, is as follows:

1.	Financial assets:

Financial assets are measured upon initial recognition at fair value plus transaction costs that are directly attributable to the acquisition of the financial assets, except for financial assets measured at fair value through profit or loss in respect of which transaction costs are recorded in profit or loss.

The Group classifies and measures debt instruments in the financial statements based on the following criteria:

-	The Group's business model for managing financial assets; and
-	The contractual cash flow terms of the financial asset.

a)	Debt instruments are measured at amortized cost when:

The Group's business model is to hold the financial assets in order to collect their contractual cash flows, and the contractual terms of the financial assets give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. After initial recognition, the instruments in this category are measured according to their terms at amortized cost using the effective interest rate method, less any provision for impairment.

On the date of initial recognition, the Group may irrevocably designate a debt instrument as measured at fair value through profit or loss if doing so eliminates or significantly reduces a measurement or recognition inconsistency, such as when a related financial liability is also measured at fair value through profit or loss.

b)	Debt instruments are measured at fair value through profit or loss when:

A financial asset which is a debt instrument does not meet the criteria for measurement at amortized cost or at fair value through other comprehensive income. After initial recognition, the financial asset is measured at fair value and gains or losses from fair value adjustments are recognized in profit or loss.

c)	Equity instruments and other financial assets held for trading:

Investments in equity instruments do not meet the above criteria and accordingly are measured at fair value through profit or loss.

Other financial assets held for trading such as derivatives, including embedded derivatives separated from the host contract, are measured at fair value through profit or loss unless they are designated as effective hedging instruments.

Dividends from investments in equity instruments are recognized in profit or loss when the right to receive the dividends is established.

2.	Derecognition of financial assets:

A financial asset is derecognized only when:

-	The contractual rights to the cash flows from the financial asset has expired;
-	The Group has transferred substantially all the risks and rewards deriving from the contractual rights to receive cash flows from the financial asset or has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset; or
-	The Group has retained its contractual rights to receive cash flows from the financial asset but has assumed a contractual obligation to pay the cash flows in full without material delay to a third party.

A transaction involving factoring of accounts receivable and credit card vouchers is derecognized when the abovementioned conditions are met.

3.	Financial liabilities:

a)	Financial liabilities measured at amortized cost:

Financial liabilities are initially recognized at fair value less transaction costs that are directly attributable to the issue of the financial liability.

After initial recognition, the Group measures all financial liabilities at amortized cost using the effective interest rate method, except for Financial liabilities at fair value through profit or loss such as derivatives;

b)	Financial liabilities measured at fair value through profit or loss:

At initial recognition, the Group measures financial liabilities that are not measured at amortized cost at fair value. Transaction costs are recognized in profit or loss.

After initial recognition, changes in fair value are recognized in profit or loss.

4.	Derecognition of financial liabilities:

A financial liability is derecognized only when it is extinguished, that is when the obligation specified in the contract is discharged or cancelled or expires. A financial liability is extinguished when the debtor discharges the liability by paying in cash, other financial assets, goods or services, or is legally released from the liability.

5.	Offsetting financial instruments:

Financial assets and financial liabilities are offset and the net amount is presented in the statement of financial position if there is a legally enforceable right to set off the recognized amounts and there is an intention either to settle on a net basis or to realize the asset and settle the liability simultaneously. The right of set-off must be legally enforceable not only during the ordinary course of business of the parties to the contract but also in the event of bankruptcy or insolvency of one of the parties. In order for the right of set-off to be currently available, it must not be contingent on a future event, there may not be periods during which the right is not available, or there may not be any events that will cause the right to expire.

6.	Compound financial instruments:

Convertible debentures which contain both an equity/derivative component and a liability component are separated into two components. This separation is performed by first determining the liability component based on the fair value of an equivalent non-convertible liability. The value of the conversion component is determined to be the residual amount. Directly attributable transaction costs are apportioned between the equity component and the liability component based on the allocation of proceeds to the equity and liability components.

7.	Issue of a unit of securities:

The issue of a unit of securities involves the allocation of the proceeds received (before issue expenses) to the securities issued in the unit based on the following order: financial derivatives and other financial instruments measured at fair value in each period. Then fair value is determined for financial liabilities that are measured at amortized cost. The proceeds allocated to equity instruments are determined to be the residual amount. Issue costs are allocated to each component pro rata to the amounts determined for each component in the unit.

Research and development expenditures
p.	Research and development expenditures:

Research expenditures are recognized in profit or loss when incurred.

The conditions enabling capitalization of development costs as an asset have not yet been met and, therefore, all development expenditures are recognized in profit or loss when incurred.

Revenue recognition
q.	Revenue recognition:
The Group has not yet generated any revenues from the sale of goods or from rendering services related to the sold products.
Finance income and expenses
r.	Finance income and expenses:

Finance income comprises interest income on amounts invested and exchange rate gains. Interest income is recognized as it accrues using the effective interest method.

Finance expenses comprise changes in the fair value of financial liabilities measured at fair value through profit or loss and exchange rate losses. Borrowing costs are recognized in profit or loss using the effective interest method.

Earnings (loss) per share/ADS
s.	Earnings (loss) per share/ADS:

Earnings (loss) per share or per ADS are calculated by dividing the net income (loss) attributable to equity holders of the Company by the weighted number of ordinary shares or ADSs outstanding during the period.

Basic loss per share or ADS includes only shares or ADSs that were outstanding during the period.

Potential ordinary shares or ADSs are included in the computation of diluted loss per share or per ADS when their conversion increases loss per share or ADS from continuing operations.

Share/ADS-based payment transactions
t.	Share/ADS-based payment transactions:

The Company's employees and other service providers may receive remuneration in the form of share/ADS-based payments ("Equity-settled transactions").

Equity-settled transactions:

The Group's employees/other service providers may receive remuneration in the form of equity-settled share-based payment transactions.

Equity-settled transactions:

The cost of equity-settled transactions with employees is measured at the fair value of the equity instruments granted at grant date. The fair value is determined using an acceptable option pricing model ("OPM").

As for other service providers, the cost of the transactions is measured at the fair value of the goods or services received as consideration for equity instruments granted.

The cost of equity-settled transactions is recognized in profit or loss together with a corresponding increase in equity during the period in which the performance and/or service conditions are to be satisfied ending on the date on which the relevant employees become entitled to the award (the "Vesting Period"). The cumulative expense recognized for equity-settled transactions at the end of each reporting period until the vesting date reflects the extent to which the Vesting Period has expired and the Group's best estimate of the number of equity instruments that will ultimately vest.

No expense is recognized for awards that do not ultimately vest, except for awards where vesting is conditional upon a market condition, which are treated as vesting irrespective of whether the market condition is satisfied, provided that all other vesting conditions (service and/or performance) are satisfied.

Employee benefit liabilities
u.	Employee benefit liabilities:

The Company has several employee benefit plans:

1.	Short-term employee benefits:

Short-term employee benefits are benefits that are expected to be settled wholly before twelve months after the end of the annual reporting period in which the employees render the related services. These benefits include salaries, paid annual leave, paid sick leave, recreation and social security contributions and are recognized as expenses as the services are rendered. A liability in respect of a cash bonus or a profit-sharing plan is recognized when the Group has a legal or constructive obligation to make such payment as a result of past service rendered by an employee and a reliable estimate of the amount can be made.

2.	Post-employment benefits:

The plans are normally financed by contributions to insurance companies and classified as defined contribution plans or as defined benefit plans.

The Group has defined contribution plans to its employees according to the specific laws per country.

Provisions
v.	Provisions:

A provision in accordance with IAS 37 is recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. When the Group expects part or all of the expense to be reimbursed, for example under an insurance contract, the reimbursement is recognized as a separate asset but only when the reimbursement is virtually certain. The expense is recognized in the statement of profit or loss net of any reimbursement.

Following are the types of provisions included in the financial statements:

Legal claims:

A provision for claims is recognized when the Group has a present legal or constructive obligation as a result of a past event, it is more likely than not that an outflow of resources embodying economic benefits will be required by the Group to settle the obligation and a reliable estimate can be made of the amount of the obligation.